UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vega Energy GP, LLC
Address: 1700 Broadway
         35th Floor
         New York, New York  10019

13F File Number:  028-14864

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jobey Eddleman
Title:     Vice President
Phone:     212-615-3456

Signature, Place, and Date of Signing:

 /s/   Jobey Eddleman     New York, New York     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $122,232 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CALPINE CORP                   COM NEW          131347304    37901  2202250 SH       SOLE                  2202250        0        0
GENON ENERGY INC               COM              37244E107    26925 12944769 SH       SOLE                 12944769        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     5761   131983 SH       SOLE                   131983        0        0
MEMC ELECTR MATLS INC          COM              552715104     4544  1258658 SH       SOLE                  1258658        0        0
PEABODY ENERGY CORP            COM              704549104     4489   155000 SH       SOLE                   155000        0        0
PPL CORP                       COM              69351T106    23201   820973 SH       SOLE                   820973        0        0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888     1655    77500 SH       SOLE                    77500        0        0
TRANSALTA CORP                 COM              89346D107    10859   578542 SH       SOLE                   578542        0        0
WALTER ENERGY INC              COM              93317Q105      799    13500 SH       SOLE                    13500        0        0
WESTLAKE CHEM CORP             COM              960413102     6098    94115 SH       SOLE                    94115        0        0